PRINCIPAL ACCOUNTING POLICIES - Key agreements with the VIEs (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Shareholders of our consolidated affiliated Chinese entities, except for Qunar Beijing | Amended and restated exclusive option agreements
Financial information of the group's VIEs
Term of exclusive option agreements	10 years	10 years
Term of automatic renewal of exclusive option agreements	10 years	10 years
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreement
Financial information of the group's VIEs
Term of technical consulting and services agreements	10 years	10 years
Term of automatic renewal of technical consulting and services agreements	10 years	10 years
Written notice period required to be served for the termination of agreements	30 days	30 days
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreement | Minimum
Financial information of the group's VIEs
Average rate per ticket based on number of tickets sold (in RMB or US dollars per ticket)	$ 0.6	¥ 4
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreement | Maximum
Financial information of the group's VIEs
Average rate per ticket based on number of tickets sold (in RMB or US dollars per ticket)	$ 0.7	¥ 5
Qunar Software | Loan Agreements
Financial information of the group's VIEs
Notice period for termination of agreement	15 days	15 days
Qunar and Qunar Software | Equity option agreement
Financial information of the group's VIEs
Written notice period for termination of agreement	30 days	30 days